Shareholder Fees - FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO	Jun. 29, 2023 USD ($)
FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO | Fidelity Flex Mid Cap Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none